Group income statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Revenue and other operating income	$ 69,105	$ 46,627	$ 121,360	$ 93,532
Share of profit (loss) of joint ventures accounted for using equity method	438	241	761	568
Share of profit (loss) of associates accounted for using equity method	145	155	498	404
Interest And Other Income1	411	375	749	760
Gain On Disposals, Property, Plant And Equipment And Disposal Of Investments In Subsidiaries, Joint Ventures And Associates	15	279	117	293
Revenue	70,114	47,677	123,485	95,557
Cost of inventories recognised as expense during period	41,149	26,875	67,399	54,595
Production And Manufacturing Expenses, Excluding Taxes	8,954	6,153	17,491	12,267
Tax expense other than income tax expense	629	414	1,058	861
Depreciation, depletion and amortization	4,149	4,641	8,559	8,824
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	1,100	1,157	1,689	1,660
Expense arising from exploration for and evaluation of mineral resources	582	139	626	242
Distribution and administrative expense	4,610	4,242	9,236	8,653
Profit (loss) from operating activities	8,941	4,056	17,427	8,455
Finance costs	1,175	1,229	2,350	2,550
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(55)	(56)	(109)	(108)
Profit (loss) before tax	7,821	2,883	15,186	6,013
Tax expense (income)	3,491	954	6,644	3,102
Profit (loss)	4,330	1,929	8,542	2,911
Attributable to
Profit (loss), attributable to owners of parent	3,911	1,629	7,753	2,316
Profit (loss), attributable to non-controlling interests	$ 419	$ 300	$ 789	$ 595
Ordinary shares [member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	$ 0.2477	$ 0.1041	$ 0.4960	$ 0.1473
Diluted earnings (loss) per share	0.2454	0.1027	0.4899	0.1444
ADS [Member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	1.49	0.62	2.98	0.88
Diluted earnings (loss) per share	$ 1.47	$ 0.62	$ 2.94	$ 0.87